Trade receivables and other assets (Tables)	12 Months Ended
Dec. 31, 2022
Trade receivables and other assets
Change in the allowance for doubtful accounts

	Year Ended December 31,
	2022	2021

	(€ in thousands)
Balance at beginning of period	263	183
Additions	252	96
Utilization	(123)	(4)
Reversal	(136)	(12)
Balance at end of period	256	263